Federal Income Taxes (Reconciliation Of The Effective Tax Rate Differences) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of effective tax rate differences [Abstract]
Income (loss) before taxes	$ 1,725	$ 4,643	$ 423
Federal statutory rate	21.00%	21.00%	21.00%
Federal income tax expense (benefit) at federal statutory rate	$ 362	$ 975	$ 89
Effect of:
Tax-preferred investment income	(90)	(88)	(98)
Tax credits	(42)	(26)	(39)
Excess tax benefits from share-based compensation	(1)		3
Goodwill impairment	133
Tax impact associated with the Tax Cuts and Jobs Act			(37)
Other items	5	4	6
Federal income tax expense (benefit)	$ 367	$ 865	$ (76)
Effective tax rate	21.00%	19.00%	(18.00%)